Fair Value Measurements and Financial Instruments - Schedule of financial instruments where the carrying amounts and fair values differ (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instrument
Current portion of long-term debt	$ 600	$ 0
Fair value current portion of long-term debt	614	0
Long-term debt	6,627	5,993
Fair value of long term debt	$ 7,442	$ 6,159